As filed with the Securities and Exchange Commission on December 7, 2015

Securities Act File No. 033-73140

Investment Company Act File No. 811-8220

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 58	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 59 (Check appropriate box or boxes)	☒

VOYA VARIABLE PRODUCTS TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr. Voya Investment Management 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Elizabeth J. Reza Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.01 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 58 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 7th day of December, 2015.

VOYA VARIABLE PRODUCTS TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Shaun Mathews*	President, Chief Executive Officer, and Interested Trustee	December 7, 2015

Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	December 7, 2015

Patricia W. Chadwick*	Trustee	December 7, 2015

Albert E. DePrince, Jr.*	Trustee	December 7, 2015

Martin J. Gavin*	Trustee	December 7, 2015

Russell H. Jones*	Trustee	December 7, 2015

Patrick Kenny*	Trustee	December 7, 2015

Joseph E. Obermeyer*	Trustee	December 7, 2015

Sheryl K. Pressler*	Trustee	December 7, 2015

Colleen D. Baldwin*	Trustee	December 7, 2015

Peter S. Drotch*	Trustee	December 7, 2015

Christopher P. Sullivan*	Trustee	December 7, 2015

Roger B. Vincent*	Trustee	December 7, 2015

John V. Boyer*	Trustee	December 7, 2015

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.** as Attorney-in-Fact

**

Powers of Attorney for Todd Modic and each Trustee (except Christopher P. Sullivan) were filed as attachments to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on September 21, 2015 and are incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan was filed as an attachment to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A Registration Statement on November 19, 2015 and is incorporated herein by reference.

EXHIBIT INDEX

VOYA VARIABLE PORTFOLIOS TRUST

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase